Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment Properties [Abstract]
Land amount	$ 625	$ 1,844
Total carrying value	1,128	3,739
Recognized a loss	$ 8	$ 213